FAIR VALUE MEASUREMENTS (Details) - 401K RETIREMENT SAVINGS PLAN	12 Months Ended
Dec. 31, 2025
Collective investment trust - capital preservation fund
FAIR VALUE MEASUREMENTS
Redemption notice period	12 months
Collective investment trust - government obligation
FAIR VALUE MEASUREMENTS
Redemption notice period	12 months